Subsidiaries - Wholly owned Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
Altogether Services, Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Consumer Healthcare Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Consumer Healthcare Intermediate Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Duncan Consumer Healthcare Philippines Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ferrosan (No. 2) AB [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ferrosan ApS [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Glaxo Wellcome Ceylon Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Asia Private Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare (Hong Kong) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare (Thailand) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare (UK) (No.1) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare GmbH & Co. KG [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Investments (Ireland) (No.3) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Japan K.K. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Mexico, S. De R.L. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Pte. Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Sdn. Bhd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Vietnam Company Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Private Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Dungarvan Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Panama S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Paraguay S.A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Tuketici Sagligi Anonim Sirketi [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Bangladesh Private Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK CH Caricam Sociedad de Responsabilidad Limitada [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Chile SpA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Holdings (No.5) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Holdings (No.6) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Peru S.R.L [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Singapore Pte. Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Trinidad and Tobago Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon (China) Co. Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon (Shanghai) Health Management Consulting Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon (Suzhou) Pharmaceutical Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon (Suzhou) Technology Co [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Taizhou Technology Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Alcala, S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Australia Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Belgium N.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Brasil Distribuidora Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Canada ULC - Haleon Canada SRI [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon CH Israel Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon CH SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Colombia SAS [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Costa Rica S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Czech Republic s.r.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Denmark Aps [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon EG General Trading LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon EG Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Finland Oy [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon France SAS [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Germany GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Hellas Single Member Societe Anonyme [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Holdings (No.2) LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Hungary Korltolt Felelossgu Trsasg [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Insurance Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Intermediate Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Ireland Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Italy Manufacturing S.r.l. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Italy S.r.l. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Kazakhstan Limited Liability Partnership [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Kenya Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Korea Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Levice s.r.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Netherlands B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Netherlands Capital B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon New Zealand ULC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Norway AS [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Philippines, Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Poland sp. z.o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Portugal, Lda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Romania SRL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Saudi Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Schweiz AG [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Slovakia s. r. o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon South Africa (Pty) Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Spain, S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Sweden AB [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Capital PLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Corporate Director Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Corporate Secretary Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Enterprises Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Export Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Finance (USD) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Finance Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Holding Canada Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Holding New Zealand Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Holding Sri Lanka Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Holdings (No.1) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Holdings (No.2) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Holdings (No. 3) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Holdings (No.7) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK IP (No 2) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon (UK) IP Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Research Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Services Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Trading Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Trading Services Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon US Capital LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon US Holdings Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon US Holdings LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon US Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon US IP LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon US LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon US Services Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Iodosan S.p.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
JSC Haleon Russia [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Kuhs GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Limited Liability Company "Haleon Ukraine" [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NCH - Nutrition Consumer Health Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Northstar Switzerland SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
P.T. Sterling Products Indonesia [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Panadol GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PF Consumer Healthcare B.V.2 [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PF Consumer Healthcare Brazil Importadora e Distribuidora de Medicamentos Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PF Consumer Healthcare Canada ULC/ PF Soins De Sante SRI [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PF Consumer Healthcare Holding B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PF Consumer Taiwan LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Pfizer Laboratories PFE (pty) Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Pfizer PFE Colombia S.A.S [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PT Haleon Indonesia Trading [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PT BINA Dentalindo [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Stafford-Miller (Ireland) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Sterling Drug (Malaya) Sdn Berhad [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Sterling products international, Incorporated [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Treerly Health Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Wyeth Pharmaceuticals Company [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK-Gebro Consumer Healthcare GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
Haleon Pakistan Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	85.80%
Pfizer Biotech Corporation [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	55.00%
Sino-American Tianjin Smith Kline & French Laboratories Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	55.00%
SmithKline Beecham (Private) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.70%